UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2013

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2013

Investments	Fair Value	Percentage of Members' Capital(2)
Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$130,494,862	16.69%
Farallon Capital Offshore Investors, Inc.	132,202,641	16.91
Luxor Capital Partners, LP	36,469,925	4.67
Oceanwood Global Opportunities Fund, L.P .	100,866,232	12.90
Sowood Alpha Fund LP (1)	187,148	0.02
Total Event Driven Arbitrage	400,220,808	51.19

Event Driven Arbitrage – Special Situations
Cornwall Domestic LP	22,561,637	2.89
Total Event Driven Arbitrage – Special Situations	22,561,637	2.89

Fixed Income Arbitrage
FFIP, L.P.	132,596,106	16.96
Parsec Trading Corp.	58,538,869	7.49
Total Fixed Income Arbitrage	191,134,975	24.45

Global Macro
Absolute Return Capital Partners, L.P.	46,333,616	5.93
Total Global Macro	46,333,616	5.93

Long/Short Credit
Brevan Howard Credit Catalysts Fund, L.P.	59,653,433	7.63
Total Long/Short Credit	59,653,433	7.63

Multi-Strategy/ GTAA*
GMO Mean Reversion Fund (Onshore)	22,707,430	2.90
Total Multi-Strategy/ GTAA*	22,707,430	2.90

Volatility Arbitrage
Capstone Vol (Offshore) Limited	35,747,401	4.57
Total Volatility Arbitrage	35,747,401	4.57

Total investments in Portfolio Funds (cost $590,535,382)	778,359,300	99.56

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2013

Investments	Fair Value	Percentage of Members' Capital(2)
MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 15,215,229)	15,215,229	1.95

Total investments (cost $605,750,611)	$793,574,529	101.51%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $781,784,275.

3 Rate disclosed is the 7-day effective yield as of 10/31/2013.

*Global Tactical Asset Allocation

The aggregate cost of investments for tax purposes was $650,349,173. Net unrealized appreciation on investments for tax purposes was $143,225,356 consisting of $145,319,012 of gross unrealized appreciation and $2,093,656 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.56% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2013

Investments	Fair Value	Percentage of Members' Capital(1)
Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$74,950,463	14.55%
Centerbridge Credit Partners, L.P.	48,660,344	9.45
Davidson Kempner Distressed Opportunities Fund, L.P.	65,036,863	12.62
Silver Point Capital Fund, L.P.	3,411,611	0.66
Watershed Capital Partners, L.P.	64,518,761	12.52
Total Distressed - Long Biased	256,578,042	49.80

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	94,218,319	18.29
Aurelius Capital Partners, LP	97,141,406	18.85
King Street Capital, L.P.	62,979,687	12.22
Total Distressed - Variable Biased	254,339,412	49.36

Total investments in Portfolio Funds (cost $339,922,467)	510,917,454	99.16

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 12,410,644)	12,410,644	2.41

Total investments (cost $352,333,111)	$523,328,098	101.57%

1 Percentages are based on Members’ Capital of $515,254,672.

2 Rate disclosed is the 7-day effective yield as of 10/31/2013.

The aggregate cost of investments for tax purposes was $422,522,884. Net unrealized appreciation on investments for tax purposes was $100,805,214 consisting of $103,352,600 of gross unrealized appreciation and $2,547,386 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.16% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2013

Investments	Fair Value	Percentage of Members' Capital(2)
Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$65,481,078	7.29%
Sansar Capital Holdings, Ltd (1)	23,726	0.00
Spindrift Partners, L.P.	975,826	0.11
Total Directional Equity	66,480,630	7.40

Equity Hedged - Generalist
Conatus Capital Partners LP	76,429,027	8.51
Highfields Capital II LP	27,646,100	3.08
Joho Partners, L.P.	126,085,355	14.05
Lakewood Capital Partners, LP	6,060,991	0.68
Moon Capital Global Equity Fund, LP	46,590,353	5.19
MW European TOPS Fund	75,509,278	8.41
Route One Fund I, L.P.	13,024,741	1.45
The Elkhorn Fund, LLC	16,612,528	1.85
Turiya Fund LP	33,763,146	3.76
Viking Global Equities LP	139,178,616	15.50
Total Equity Hedged - Generalist	560,900,135	62.48

Equity Hedged - Sector Specialist
Cadian Fund LP	71,785,338	8.00
North River Partners, L.P.	77,980,084	8.69
Tiger Consumer Partners, L.P.	65,399,271	7.28
Total Equity Hedged - Sector Specialist	215,164,693	23.97

Short-Biased Equity
Copper River Partners, L.P.(1)	169,638	0.02
GMO Tactical Opportunities Fund (Onshore)	19,605,095	2.18
Kriticos International Limited	32,426,955	3.61
Total Short-Biased Equity	52,201,688	5.81

Total investments in Portfolio Funds (cost $672,433,440)	$894,747,146	99.66%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2013

Investments	Fair Value	Percentage of Members' Capital(2)
MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 92,154,950)	92,154,950	10.27

Total investments (cost $764,588,390)	$986,902,096	109.93%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $897,717,250.

3 Rate disclosed is the 7-day effective yield as of 10/31/2013.

The aggregate cost of investments for tax purposes was $927,276,810. Net unrealized appreciation on investments for tax purposes was $59,625,286 consisting of $137,260,425 of gross unrealized appreciation and $77,635,139 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.66% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2013:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$—	$137,336,157	$262,884,651	$400,220,808
Fixed Income Arbitrage	—	58,538,869	132,596,106	191,134,975
Multi-Strategy/GTAA	—	22,707,430	—	22,707,430
Global Macro	—	46,333,616	—	46,333,616
Long/Short Credit	—	59,653,433	—	59,653,433
Volatility Arbitrage	—	35,747,401	—	35,747,401
Event Driven Arbitrage – Special Situations	—	—	22,561,637	22,561,637
Money Market Investment	15,215,229	—	—	15,215,229
Total Investments	$15,215,229	$360,316,906	$418,042,394	$793,574,529

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$256,578,042	$256,578,042
Distressed - Variable Biased	—	—	254,339,412	254,339,412
Money Market Investment	12,410,644	—	—	12,410,644
Total Investments	$12,410,644	$—	$510,917,454	$523,328,098

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$—	$65,399,271	$149,765,422	$215,164,693
Equity Hedged - Generalist	—	174,611,824	386,288,311	560,900,135
Directional Equity	—	65,481,078	999,552	66,480,630
Short-Biased Equity	—	52,032,050	169,638	52,201,688
Money Market Investment	92,154,950	—	—	92,154,950
Total Investments	$92,154,950	$357,524,223	$537,222,923	$986,902,096

During the period February 1, 2013 through October 31, 2013 there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the “beginning of period method” which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ending October 31, 2013.

Transfers between Level 2 and Level 3, if any, reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Fixed Income Arbitrage	Event Driven Arbitrage – Special Situations	Total
Beginning Balance as of 1/31/13	$241,800,450	$127,193,899	$—	$368,994,349
Realized Gain/(Loss)	—	—	1,050,482	1,050,482
Change in Unrealized Appreciation/ (Depreciation)	21,084,201	5,402,207	615,531	27,101,939
Purchases	—	—	—	—
Sales	—	—	(18,063,218)	(18,063,218)
Transfers Into Level 3	—	—	38,958,842	38,958,842
Transfers out of Level 3	—	—	—	—
Ending Balance as of 10/31/13	$262,884,651	$132,596,106	$22,561,637	$418,042,394

Aetos Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/13	$175,866,175	$251,404,860	$427,271,035
Realized Gain/(Loss)	10,429,965	10,420,628	20,850,593
Change in Unrealized Appreciation/ (Depreciation)	6,199,118	17,013,924	23,213,042
Purchases	13,000,000	—	13,000,000
Sales	(33,858,250)	(24,500,000)	(58,358,250)
Transfers Into Level 3	84,941,034	—	84,941,034
Transfers out of Level 3	—	—	—
Ending Balance as of 10/31/13	$256,578,042	$254,339,412	$510,917,454

Aetos Capital Long/Short Strategies Fund, LLC

	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/13	$83,423,481	$321,453,955	$1,220,239	$169,638	$406,267,313
Realized Gain/(Loss)	1,846,230	2,180,566	(6,810)	—	4,019,986
Change in Unrealized Appreciation/(Depreciation)	1,482,983	52,653,790	(135,606)	—	54,001,167
Purchases	20,000,000	25,000,000	7,096	—	45,007,096
Sales	(10,000,000)	(15,000,000)	(85,367)	—	(25,085,367)
Transfers Into Level 3	53,012,728	—	—	—	53,012,728
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 10/31/13	$149,765,422	$386,288,311	$999,552	$169,638	$537,222,923

The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at October 31, 2013 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Fixed Income Arbitrage	Event Driven Arbitrage – Special Situations	Total
Change in unrealized appreciation	$21,084,201	$5,402,207	$1,044,808	$27,531,216

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation	$12,407,125	$24,827,460	$37,234,585

Aetos Capital Long/Short Strategies Fund, LLC

	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Change in unrealized appreciation/(depreciation)	$3,965,447	$59,381,677	$(145,878)	$—	$63,201,246

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 11, 2013

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: December 11, 2013

* Print the name and title of each signing officer under his or her signature.